[Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]

June 4, 2014

Mr. John Dana Brown

Division of Corporation Finance

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-3628

Re:	El Pollo Loco Holdings, Inc.

Draft Registration Statement on Form S-1

Initially submitted on April 25, 2014

CIK No. 0001606366

Dear Mr. Brown:

On behalf of El Pollo Loco Holdings, Inc. (the “Company”), we confidentially submit herewith a revised draft of the above-referenced Registration Statement (the “Revised Registration Statement”) via the Securities and Exchange Commission (the “Commission”) EDGAR system. In this letter, we respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission contained in the Staff’s letter dated May 22, 2014 (the “Comment Letter”).

Set forth below are the Company’s responses to the comments in the Comment Letter. For ease of reference, each comment contained in the Comment Letter is printed below and is followed by the Company’s response. All page references in the responses refer to page numbers in the Revised Registration Statement. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in the Revised Registration Statement.

General

1.	Prior to pricing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

Response:

The Company is supplementally furnishing to the Staff under separate cover the graphic materials and artwork it intends to include on the front and back covers of the prospectus.

2.

Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act,

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

whether or not they retain copies of the communications. Similarly, please provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company has not had any communications or authorized anyone to have communications with potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). The Company has been informed by the underwriters that none of the brokers or dealers participating in this offering has published or distributed research reports about the Company in reliance on Section 2(a)(3) of the Securities Act. If the Company or anyone authorized by the Company engages in such communications in reliance on Section 5(d) of the Securities Act, or if any broker or dealer participating in the offering publishes any reports in reliance on Section 2(a)(3) of the Securities Act prior to effectiveness of the Registration Statement, the Company will supplementally provide any such communications or research reports to the Staff as requested.

3.	Please revise your prospectus to remove marketing language that is not objectively substantiable such as your descriptive statements regarding “authentic” cooking (pages 1, 2, 5, 57, 58, 61, and 65), “timeless” cooking processes (pages 1 and 57), “passionate about [y]our food” (pages 1, 38, and 57), “friendly” team members (pages 1, 38, 57, and 64), “warm” and “welcoming” (pages 1, 2, 38, 57, 59, and 63), “inviting” (pages 2, 3, 58, 59, and 63), “relaxing” meal (pages 2 and 58), a “unique energy and passion” (pages 3 and 59), “at all times” (pages 3 and 59), “unique” atmosphere and approach (pages 63 and 64), “compelling value proposition” (pages 1 and 57), “compelling” messaging and communication system (pages 4 and 60), “highly differentiated growth restaurant” (pages 1, 38, and 57), “hero” product (page 1, 38, 57, 58 and 65), “theater of [y]our fresh chicken” (page 1, 57, and 65), “artists in pollo” (page 65), “great food” and “great service” (page 3 and elsewhere), and “attractive” day-part mix and economics throughout.

Response:

In response to the Staff’s comment, the Company has removed or revised the following language in the Revised Registration Statement: “timeless” cooking processes; “passionate about our food;” “friendly” team members; “warm” and “welcoming;” “inviting;” “relaxing” meal; a “unique energy and passion;” “at all times;” “unique” atmosphere and approach; “compelling value proposition;” “compelling” messaging and communication system; “highly differentiated growth restaurant;” “hero” product; “theater of our fresh chicken;” “artists in pollo;” “great food” and “great service;” and “attractive” day-part mix and economics.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

The Company respectfully advises the Staff that the Company’s claim that its cooking processes and fire-grilled chicken and entrees are “authentic” is based on the source of its recipes, ingredients and cooking techniques. The basic recipes, ingredients and cooking techniques originate from the family of the founders of El Pollo Loco in Gusave, Sinoloa, Mexico and were introduced to the United States when our predecessor opened its first restaurant in Los Angeles in 1980. Over the years, the Company has complemented the original basic recipes and ingredients by incorporating additional Mexican meals and ingredients, such as Tacos al Carbon and Pico de Gallo salsa. The Company has removed the word “authentic” in certain other places throughout the Revised Registration Statement. The Company is supplementally furnishing to the Staff under separate cover additional supporting materials.

The Company respectfully advises the Staff that it is a differentiated restaurant concept because of the characteristics it shares with both fast casual restaurants and QRSs, including the method of preparation, quality of food and dining experience typical of fast casual restaurants, as well as the speed, convenience and value typical of traditional QSRs. The Company also believes that offering fire-grilled chicken differentiates it from its competitors that generally offer fried chicken or Mexican inspired entrees. The Company also respectfully advises the Staff that it is a growing restaurant concept due to the consecutive quarters of comparable restaurant sales growth, increase in AUVs, increase in restaurant contribution margin and expected expansion of its restaurant base as described on pages 1, 5 and 62 of the Revised Registration Statement.

4.	In your response to us please provide us objective bases for statements that you have “high quality” or “higher quality” food or chicken and “healthier” menu, alternatives, offerings (pages 1, 2, 3, 4, 18, 23, 38, 57, 58, 59, 60, and 65), “appeals to consumers across a wide variety of socio-economic backgrounds” (pages 1, 38, and 57), “highly-trained” Grill Masters (pages 2, 3, 58, 59, 63 and 65), “highly trained” internal auditors (pages 3 and 59), “diversified, high quality and healthier menu offering” (pages 1, 38, and 57), “innovative entrees” (pages 1, 38 and 57), “superior service” (pages 3 and 59), “high quality, fresh and flavorful food” (page 58), “best-in-class” (pages 3 and 59), “superior performance” (pages 3 and 59), “finest quality food” (pages 3 and 59), and similar statements made elsewhere.

Response:

The Company has removed or revised the following language in the Revised Registration Statement: “high quality” or “higher quality,” “highly-trained” Grill Masters; “highly trained” internal auditors; “diversified” menu items; “innovative entrees;” “superior service;” “best-in-class;” “superior performance;” “fresh and flavorful;” and “finest quality food.”

The Company advises the Staff that the Company’s claim that its menu is “healthier” is based on the healthy nature of fire grilled chicken and the Company’s “5 Under 500 Calories” menu items, which offer healthier meals than many of its competitors. Fire grilling is a healthier way to cook chicken than traditional deep-frying used by many of our competitors. Chicken generally also contains more protein and less fat and calories than other meats offered by the Company’s competitors. The Company is supplementally furnishing to the Staff under a separate cover a comparison of the nutritional information of its meals against the meals of its major competitors and additional supporting materials.

The Company advises the Staff that the Company’s claim that it “appeals to consumers across a wide variety of socio-economic backgrounds” is based on an external research report and an external customer satisfaction survey. The Company is supplementally furnishing to the Staff under separate cover copies of an external research report by Sandleman Edge and a customer satisfaction survey by MarketForce.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

5.	Please revise to define industry terms such as “day-part mix” and “limited-service restaurants” in the places where first used.

Response:

In response to the Staff’s comment, the Company has included definitions of “day-part mix” and “limited-service restaurants” where those industry terms are first used.

6.	Please refrain from referring to your customers as “guests.” We note that “customers” denotes persons who pay for goods or services.

Response:

In response to the Staff’s comment, the Company has replaced the word “guest” with “customer” throughout the Revised Registration Statement.

7.	Please confirm that all market data and reports cited in the prospectus other than what are provided by Technomic, Inc. are publicly available or available through subscriptions and were not prepared in contemplation of your securities offering.

Response:

The Company confirms that all non-Technomic market data and reports cited are available publicly or by subscription and were not prepared in contemplation of the proposed offering by the Company.

8.	Please update the financial statements as necessary to comply with Rule 3-12 of Regulation S-X.

Response:

In response to the Staff’s comment, the Company has updated its financial statements and disclosures to comply with Rule 3-12 of Regulation S-X.

9.	Please provide a currently dated consent of the independent registered public accounting firm upon the filing of your Form S-1 registration statement.

Response:

The Company respectfully advises the Staff that it will provide a consent from its independent accountant upon filing of the Registration Statement.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Prospectus Summary, page 1

10.	Please clarify in the summary and business sections whether your cooks grill the chicken on open grills behind the cashier counters or at the customers’ tables.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 1 and 62 of the Revised Registration Statement to clarify that our cooks grill the chicken on open grills in our kitchens.

Our Company, page 1

It All Starts with Our Chicken, page 1

11.	Please delete the disclosure of your “system-wide revenue of $657.6 million” in the third paragraph. It appears there is no substantive justification for aggregating the revenues of company owned and franchised restaurants in this context, as it is not a discussion describing how you derive franchise fees and royalties from your franchisees.

Response:

The Company respectfully advises the Staff that it believes that “system-wide revenue” (which the Company has renamed “system-wide sales” for clarity) is a metric that is both relevant and useful to potential investors when evaluating restaurant businesses that include franchised restaurant operations, especially in cases such as the Company’s, when these operations comprise a significant proportion of the overall restaurant base. System-wide sales provides investors with a quantifiable measure of the total size (by sales) of a given restaurant business and, along with other measures, permits comparison to other restaurant businesses across the industry in terms of total penetration, brand awareness, growth rates, and opportunities for future growth, among other factors. For these reasons, the Company respectfully submits that disclosure of system-wide sales is appropriate in the context of a discussion of the performance of the business and its outlook, generally. For additional reference, system-wide sales have been and continue to be disclosed by a number of other restaurant businesses with franchised restaurant operations (including some that have recently completed their initial public offerings), such as Panera Bread Company, Papa Murphy’s Holdings, Inc. and Popeye’s Louisiana Kitchen, Inc.

12.	Please refer to the last paragraph on page 1. Please remove the statement regarding a “competitive advantage.” It appears you do not have a basis for this statement. We note for example your history of net losses.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has deleted the phrase “and financial” on pages 1 and 62 so as not to suggest that the factors discussed under “Our Competitive Strengths” have resulted in positive net income.

13.	It appears that you are positioned in the “fast casual” or the “fast food” dining segment of the restaurant industry. Please explain your reference to “faster fast casual” or “QSR+” throughout the registration statement by citing to other sources that use this restaurant category and listing other restaurants that fall within this category. In the alternative, revise to state that you are in the “fast food” or “fast casual” dining segment of the restaurant industry.

Response:

The Company respectfully advises the Staff that it operates within the limited service segment of the restaurant industry. The Company believes that it possess characteristics of both traditional quick-service restaurants (“QSRs,” defined by Technomic as traditional “fast-food” restaurants with average check sizes of $3.00 - $8.00) and fast casual restaurants (defined by Technomic as limited or self-service formats with average check sizes of $8.00 - $12.00 that offer food prepared-to-order within generally more upscale and developed establishments), which are both sub-segments of the limited service segment. The Company is supplementally furnishing to the Staff under separate cover a comparison of the Company’s characteristics against the characteristics of typical QSRs and fast casual restaurants.

The Company refers to its position within the limited service segment as QSR+. In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 2, 62 and 63 to clarify that it is positioned within the limited service segment of the restaurant industry and that it believes it possesses certain characteristics of the QSR and fast casual restaurant sub-segments of the limited service segment, which the Company refers to as QSR+.

The Company notes that certain of its publicly traded competitors state that they share characteristics of multiple restaurant categories. For example, Fiesta Restaurant Group, Inc. states that it is “positioned within the value-oriented fast-casual restaurant segment, which combines the convenience and value of quick-service restaurants with the variety, food quality, décor and atmosphere more typical of casual dining restaurants.”

14.	Please clarify what you mean by the phrase “[s]ome say the lengths we go to are crazy.” Please also provide to us an objective basis for this statement. Depending on your response, this phrase may also appear to be marketing language that may not be appropriate for a prospectus.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has removed the referenced phrase.

Our Competitive Strengths, page 2

Putting the “loco” in El Pollo Loco, page 2

“Loco-ly” Differentiated Restaurant Concept, page 2

15.	Please further explain what makes your ingredients “premium.” For instance, do you use only organic vegetables that are all locally sourced and never frozen? In addition, please revise to explain what you mean by “artisanal” tortillas. For example, are the tortillas made entirely by hand in small batches without additives, preservatives or the use of machines?

Response:

The Company has removed the words “premium” and “artisanal” from the Revised Registration Statement.

16.	Please revise to explain what you mean by “real food” and “real kitchens” on page 2 and elsewhere or delete these phrases.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 3 to define “real food” and “real kitchens.”

Authentic, Fresh-Made “Crazy You Can Taste”, page 2

17.	We note your disclosure that the “vast majority of [y]our menu items are prepared from scratch and made fresh throughout the day.” Please revise to disclose what menu items or percentage of menu items are not made from “scratch.”

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 3 and 64 to include the percentage of menu items that are made from “scratch.”

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Developing Industry-Leading AUVs, page 3

18.	Please provide to us substantiation for the statements “Industry-Leading AUVs” and “[w]e believe our differentiated QSR+ positioning drives restaurant operating results that are among the highest in the QSR and fast-casual industry segments.”

Response:

The Company is supplementally furnishing to the Staff under separate cover, copies of materials comparing the Company’s average unit volumes, “prime costs” (defined as food, beverages, paper, and restaurant-level (non-management) labor) and restaurant contribution margin for fiscal 2013 against its competitors, which together support the statements “Industry-Leading AUVs” and “believe our differentiated QSR+ positioning drives restaurant operating results that are among the highest in the QSR and fast-casual industry segments.”

Our Growth Strategy, page 4

This Bird is “En Fuego,” page 4

Expand our Restaurant Base, page 4

19.	We note that you plan to grow the number of your restaurants. Please state that there is no guarantee that you will be able to increase the number of your restaurants. Please also balance your disclosure here and in the business section as it pertains to your planned growth with the disclosure that appears in the risk factor on page 14. We note that in 2009 you closed 21 restaurants east of the Rockies due to low sales. In addition, based on the table appearing on page 39, the total number of your restaurants decreased from 412 in the beginning of fiscal year 2011 to 401 at the end of fiscal year 2013. Please also revise the statement that you “are in the early stages of [y]our growth story” to delete or state as a belief, as you are not providing a guarantee that future growth will occur.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 4, 5, 65 and 67 to balance the discussion of its planned growth.

20.	We note your statement you plan to continue to expand your business and drive restaurant sales growth and “profitability.” Please balance this statement by explaining here that you have incurred net losses in each of the last seven fiscal years, as noted on page 16.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has removed the phrase “and profitability” so as not to imply that our expansion plans have or will result in profitability.

21.	In light of lack of profitability in recent years, please explain your statement that your “franchise program [is] an important tool for expanding the brand that allows [you] to increase [your] restaurant penetration through a low-cost and high-return model.”

Response:

In response to the Staff’s comment, the Company has removed the phrase “through a low-cost and high-return model” so as not to imply that its franchise program has resulted in large profits.

Summary Consolidated Financial and Other Data, page 9

22.	Reference is made to your presentation of Adjusted EBITDA. We consider your disclosure surrounding the reasons why management believes the presentation of Adjusted EBITDA is useful information to investors to be overly general. Simply stating that it is “frequently used by securities analysts, investors and other interested parties to evaluate companies in [y]our industry” is not considered sufficient reason for presentation of the non-GAAP measure. Please revise to provide more specifically why management believes Adjusted EBITDA is useful to investors regarding the company’s financial condition and results of operations or delete the non-GAAP financial measure. Similarly, revise your non-GAAP disclosures on page 41.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 13 to provide specific reasons why management believes Adjusted EBITDA is useful to investors and revised its non-GAAP disclosures on page 41.

23.	We refer to your presentation of “restaurant contribution.” As this represents a non-GAAP financial measure, please revise to provide the disclosures required by Item 10(e)(1)(i) of Regulation S-K, including a reconciliation of the measure to the most closely related measure presented in accordance with U.S. GAAP.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 12 to provide the disclosures required by Item 10(e)(1)(i) of Regulation S-K with respect to “restaurant contribution.”

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Risk Factors, page 13

24.	It appears that your equity sponsors Trimaran Capital Partners and Freeman Spogli & Co. will continue to own a percentage of outstanding equity interest after the initial public offering. If applicable, please add a risk factor disclosing potential conflict of interest that they may have with your shareholders. While we do not know what this might entail, examples may be whether Trimaran and Freeman Spogli may invest in competing companies, whether there is any agreement stating that conflicts will be resolved in your favor, or whether directors appointed by Trimaran and Freeman Spogli will always have an obligation to present business opportunities first to you.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 25 to add a risk factor regarding potential conflicts of interest that Trimaran and Freeman Spogli may have with the Company’s shareholders.

We are vulnerable to changes in consumer preferences, page 13

25.	It appears that you are describing two different risks in this section. Please revise to identify and describe each risk in a separate risk factor.

Response:

In response to the Staff’s comment, the Company has created a new risk factor heading for the relevant portion of this section entitled “Our business is geographically concentrated in the greater Los Angeles area, and we could be negatively affected by conditions specific to that region.”

The challenging economic environment may affect our franchises, page 18

26.	Please revise to state where the restaurants were located that were owned by one of your franchisees who filed a petition for relief under Chapter 11.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 20 to state where the restaurants were located that were owned by one of our franchisees who filed a petition for relief under Chapter 11.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Risks related to this Offering and Ownership of Our Common Stock, page 24

If the ownership of our common stock continues to be highly concentrated, page 24

27.	Please discuss how many directors will Trimaran and Freeman Spogli have a right to appoint to your board of directors.

Response:

The Company respectfully advises the Staff that Trimaran and Freeman Spogli do not have the right to directly appoint members of the Company’s board of directors, but may do so indirectly for so long as Trimaran Pollo Partners, L.L.C. holds a majority of the Company’s outstanding common stock. In response to the Staff’s comment, the Company has revised its disclosure on page 25 to describe the relevant provisions of Trimaran Pollo Partners, L.L.C.’s operating agreement.

We are a holding company with no operations, page 25

28.	We note from your disclosure on page 25 pursuant to the terms of your senior secured credit facilities both EPL and Intermediate are restricted in making dividend payments to you and that your principal assets are the equity interests in your operating subsidiary, EPL, which own your operating assets. In this regard, to the extent your proportionate share of restricted net assets of consolidated subsidiaries exceeds 25% of your consolidated net assets you are required to provide (1) footnote disclosure in the consolidated financial statements about the nature and amount of the significant restrictions on the ability of the subsidiaries to transfer funds to you through intercompany loans, advances or cash dividends pursuant to Rule 4-08(e)(3) of Regulation S-X; and (2) condensed parent company financial information and other data in a schedule pursuant to Rule 12-04 of Regulation S-X. Please advise and/or revise to include the information noted above. Refer to SAB Topic 6.K.2

Response:

The Company respectfully acknowledges the Staff’s comment. Footnote 1 – Description of Business in the consolidated financial statements provides detail of the significant restrictions in terms of transferring funds, pursuant to Rule 4-08(e)(3) of Regulation S-X. The Company has added the Schedule I pursuant to Rule 12-04 of Regulation S-X to pages F-27 to F-33 of the Registration Statement, which shows the required condensed parent company financial information.

29.	We note your disclosure on page 33 that you do not plan to pay dividends in the near future. Please clarify your disclosure in this risk factor regarding your intent “to pay dividends on [your] common stock.”

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 26 to state that it does not intend to pay dividends on its common stock.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 38

EBITDA and Adjusted EBITDA, page 41

30.	Reference is made to your non-GAAP financial measure, adjusted EBITDA. We note the non-GAAP measure excludes recurring items. In this regard, please expand your disclosures surrounding the non-GAAP measure to include:

•	The manner in which management uses the non-GAAP measure to conduct or evaluate its business;

•	The economic substance behind management’s decision to use such a measure;

•	Material limitations associated with the use of the non-GAAP financial measure as compared to the use of the most comparable GAAP financial measure;

•	The manner in which management compensates for these limitations when using the non-GAAP financial measure; and

•	The substantive reasons why management believes the non-GAAP financial measures provide useful information to investors.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 42 to 43 to discuss the matters set forth in Comment 30 above.

Results of Operations, page 43

31.	We note your current discussion of fluctuations in expenses for the periods presented in your financial statements. In addition to discussing the factors responsible for the changes in the various categories of expenses, please also consider quantifying the factors if more than one factor is attributable to the change such that an investor can discern the relative importance and contribution each factor has on the year over year change.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has expanded its expense disclosures in its Results of Operations section beginning on pages 48, 50 and 51 to include the dollar amounts of particular factors affecting expense line items where appropriate.

Critical Accounting Policies and Use of Estimates, page 51

Stock-Based Compensation, page 53

32.	We note from your disclosures on page 55 that you utilized a combination of income and market approaches to estimate your aggregate enterprise value. We further note that in determining your valuation of common stock at December 26, 2012, you considered the fair value under both the income and market approaches, with a weighting of 33% each to the discounted cash flow, the guideline public company analysis and the transaction analysis. Under such approaches, you disclose key assumptions and estimates used by management including discount rates, growth rates, non-marketability discount as well as multiples of actual and budgeted EBITDA. In this regard, please revise your stock-based compensation critical accounting estimate to discuss in greater detail the extent to which such estimates used in determining the fair value of your common stock are considered highly complex and subjective. Also, please disclose that such estimates will not be necessary to determine fair value of new awards once the underlying shares begin trading.

Response:

The Company has expanded its disclosure on page 60 under Stock-Based Compensation to indicate that the estimates used in determining the fair value of our common stock are considered highly complex and subject to significant judgment and that such estimates will not be necessary to determine fair value of new awards once the underlying shares begin trading.

33.	Please be advised that to the extent the estimated IPO price is expected to differ significantly from the most recent fair value determined, please discuss in detail the significant factors and events contributing to the significant changes in fair value of the underlying stock leading up to the expected IPO. This discussion should generally explain any significant intervening events and reasons for changes in assumptions, as well as the weighting of expected outcomes that resulted in the changes in the fair value of your shares and related stock-based compensation. Refer to the guidance outlined in section 14.13 of the AICPA Audit and Accounting Guide, Valuation of Privately- Held- Company Equity Securities Issued As Compensation.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

As previously disclosed on page 60, the Company used the fair value of common stock as of December 26, 2012 to compute the fair value of the options granted in April and July 2013. The subsequent increase in the value of the Company’s common stock during 2013 related largely to the increase in EBITDA multiples that comparable public companies were trading at, higher multiples that recent transactions have been priced at, the increase in the Company’s revenue and EBITDA growth rates used in the December 2013 valuation (based upon two years of consistent revenue growth) and the successful refinancing that was completed in October 2013, which reduced the Company’s interest expense by over 40% and provided additional liquidity to grow the business. Furthermore, the Company reduced the discount for lack of marketability between 2012 and 2013, based on the increase in the potential for an IPO at the end of 2013. There were no changes in the weightings for the income and market based approaches. In terms of the expected change in value after December 25, 2013, as the Company moves closer towards the proposed offering, the Company expects that the discount for lack of marketability will decrease further. Revenues and net income for the latest interim period are ahead of budget and this will also contribute to an increase in the fair value of our common stock. The Company has added supplemental disclosure on page 61 related to the aforementioned comment.

Business, page 57

34.	We note from the last bullet point on page 57 that you present Adjusted EBITDA and refer to the “reconciliation table below.” Please revise to either provide the appropriate reconciliation as disclosed or cross reference to the appropriate reconciliation in another part of the document.

Response:

In response to the Staff’s comment, the Company has corrected its disclosure on page 62 to contain the correct cross-reference.

Our Competitive Strengths, page 58

35.	Please revise to disclose the basis for the statement that your “brand crosses over traditional age, ethnic and income demographics.” We also note reference to your “broad appeal” on page 3 and elsewhere.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 3 and 63 to add that the statement is based on an external research report and an external customer satisfaction survey. The Company is supplementally furnishing to the Staff under a separate cover copies of an external research report by Sandleman Edge and a customer satisfaction survey by MarketForce.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Our Growth Strategy, page 60

This Bird is “En Fuego,” page 60

Expand Our Restaurant Base, page 60

36.	Please revise here to disclose your “average restaurant unit volumes and cash-on-cash returns for new company-operated restaurants.”

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 5 and 65 to include “average restaurant unit volumes and cash-on-cash returns for new company-operated restaurants.”

Increase Our Comparable Restaurant Sales, page 60

37.	Please revise to describe in quantitative terms the “the continuous increase we see in recruitment from new and lapsed users.”

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 5 and 66 to remove the word “continuous” and to quantify the increase in new and lapsed users.

38.	Please describe the “My Loco Rewards” program in more detail. In addition, please quantify the “increase in frequency from existing guests” in the last sentence on page 60.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 71 to describe the “My Loco Rewards” program in more detail. The Company has removed the language “increase in frequency from existing guests.”

Purchasing and Distribution, page 65

39.	Refer to your disclosure about your primary distributor on page 66. If in some cases you use only one supplier for a particular product, please identify the sole-source supplier and the products or components it supplies to you. In addition, please name the two poultry suppliers accounting for approximately 90% of your planned purchases for 2014.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

The Company respectfully advises the Staff that it does not believe it is materially dependent on any of its suppliers, even in cases where it currently uses a single supplier, because it has a large number of supplier relationships and believes that its actual and potential suppliers operate in a competitive marketplace and therefore can be easily replaced if needed. Furthermore, the Company carries out a tender process for its supplier contracts annually, resulting in frequent turnover of suppliers. If any supplier were to cease to provide the required product, the Company believes it would be able to promptly replace such supplier without any material disruption it its business. For these reasons, the Company respectfully advises the Staff that it does not consider its supplier relationships and contracts to be material and that therefore it does not believe that it is required to identify its suppliers, including its two poultry suppliers.

Competition, page 66

40.	Please provide us support for your statement that you have a “leading market position in the greater Los Angeles market in share of chicken chain visits.” In doing so please also tell us how “chicken chains” are defined and list companies included in this category of restaurants.

Response:

The Company has removed the statement that is has a “leading market position in the greater Los Angeles market in share of chicken chain visits.”

Legal Proceedings, page 68

41.	Please revise to state the dollar amount of relief sought in the class action filed on or about February 24, 2014.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 73 to state that no specific amount of damages sought was specified in the complaint.

Executive Compensation, page 74

Elements of Compensation, page 75

Equity Grants, page 75

42.

We note that your stock option plans provide for call rights and put rights in certain circumstances. Please tell us and revise the notes to your financial statements to disclose the nature and terms of these rights, including the circumstances under

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

which the rights may be exercised. Your response and revised disclosure should include how you accounted for such rights in your financial statements. We may have further comment upon receipt of your response.

Response:

In response to the Staff’s comment the Company has added similar disclosure to the notes to the financial statements on page F-24. Set forth below is a discussion of the accounting for the put and call options.

Put Rights

In accordance with the Company’s Stockholders Agreement, if prior to a qualified public offering, a participant leaves the Company for certain reasons (“good reason”, termination without cause, death or disability) then they can, within 90 days following the termination date, require the Company to purchase the shares held by the participant, including shares acquired upon option exercises at fair market value. The Company can however extend this redemption indefinitely based on the good faith judgment of the Board of Directors that such purchase would not be prudent in the light of the financial condition of the Company.

The Company analyzed these grants under the two conditions in ASC 718-10-25-11 to determine if classification as liabilities was required since the shares underlying the options are contingently puttable. Since the underlying shares are not liabilities the first criteria does not trigger liability classification. The contingent events that trigger the put option – termination without cause, termination for “good reason” (demotion, reduction in pay, relocation of the Company), death or disability, are not within an individual employee’s control. So the option awards are liabilities only when one of these conditions is probable. The probability assessment was performed each period on an individual grantee-by-grantee basis and it was concluded that the contingent events are not probable. Accordingly, the stock option grants are classified within equity.

The Company then assessed whether these option awards should be classified as temporary equity in accordance with ASC 480-10-S99. Since the redemption of the shares underlying the options are not within the control of the Company, it concluded that the options should be classified in temporary equity. Based on the guidance in footnote 86 of SAB Topic 14 and ASC 480-10-S99-3A, the redemption amount that would be classified in temporary equity is based on the intrinsic value of the option. Since the Company’s options are granted at-the-money and the underlying shares are contingently redeemable, the initial redemption amount on the grant date is zero because the intrinsic value is zero. If the event that permits redemption is not probable of occurrence, ASC 480-10-S99-3A(15) states that “subsequent adjustment of the amount presented in temporary equity is unnecessary if it is not probable that the instrument will become redeemable.” Therefore the Company believes that no adjustment to the initial redemption amount is required until the contingent event becomes probable.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

For stock awards granted, the fair value on the grant date should be shown as mezzanine equity (assuming the award is fully vested) since the redemption is not within the Company’s control. No accretion is needed since the shares are not currently redeemable and it is not probable that they will become redeemable. The total outstanding shares subject to mezzanine treatment is 4,832 shares or $267,793 as of March 26, 2014. The Company believes that this amount is not material to the Company’s financial statements and is therefore classified in permanent equity. In addition, as per the agreement, once the proposed offering is completed, none of these shares will be puttable.

Call Rights

In accordance with the Company’s Stockholders Agreement, if prior to a qualified public offering, a participant leaves the Company for various reasons (voluntary resignation (other than retirement) or termination for cause (as defined in the agreement)) then the Company can, within 90 days following the termination date, call the shares held by the participant, including shares acquired upon option exercises, at a price equal to the lesser of cost or fair market value of the shares. If prior to a qualified public offering, the employee leaves the Company for any reason not covered by the above (such as retirement, death, disability, etc.) then the Company can, within 90 days following the termination date, call such shares at a price equal to the fair market value of shares.

The Company analyzed the call rights under ASC 718-10-25-15. The Company has sufficient authorized capital and has the ability to deliver shares. In addition, the Company does not have a practice of repurchasing shares for cash or whenever requested by an employee. Accordingly, the call options do not preclude permanent equity classification of the option awards. Since the call option is within the Company’s control, it does not trigger mezzanine classification. In addition, as per the agreement, once the proposed offering is completed, none of these shares will be callable.

43.	Please reconcile for us the outstanding equity options awards and exercise prices as of December 25, 2013 presented in the table on page 75 with the information provided in the table on page 55, summarizing by grant, the stock options granted since December 26, 2012, and their associated per share prices.

Response:

In response to the Staff’s comment, the Company is supplementally furnishing to the Staff under the requested reconciliation of the outstanding equity options awards and exercise prices.

Certain Relationships and Related Party Transactions, page 78

Monitoring and Management Services Agreement, page 79

44.	We note in connection with the offering you will incur fees to terminate the management agreements with Trimaran and Freeman Spogli. Please be advised that

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

the termination fee is considered a distribution to owners in contemplation of the IPO. If the termination fee is not already reflected in your latest balance sheet, you are required to present a pro forma balance sheet reflecting the distribution accrual, alongside the historical balance sheet.

Response:

The Company respectfully advises the Staff that Trimaran and Freeman Spogli have represented to it that they will waive their rights to collect the termination fee. In light of this, the Company has removed reference to the fee from the Revised Registration Statement, and does not believe that additional pro forma or financial statement disclosures are required.

45.	Furthermore, as it appears that the distribution will be paid out of proceeds of the offering rather than current year’s earnings, pro forma per share data should be presented giving effect to the number of shares whose proceeds would be necessary to pay the dividend in addition to historical EPS. The number of shares to be added to the denominator for purposes of pro forma per share data should not exceed the total number of shares to be issued in the offering. Refer to SAB Topic 1.B.3. Please confirm your understanding and revise your financial statements accordingly.

Response:

The Company respectfully advises the Staff that Trimaran and Freeman Spogli have represented to it that they will elect to waive their rights to collect the termination fee. In light of this, the Company has removed reference to the fee from the Revised Registration Statement, and does not believe that additional pro forma or financial statement disclosures are required.

Principal Stockholders, page 80

46.	Please revise footnote 2 to the table to disclose the natural persons who have voting and investment control of the shares beneficially owned by Investment funds affiliated with Freeman Spogli & Co.

Response:

In response to the Staff’s comment, the Company has revised the Freeman Spogli footnote on page 86 to disclose the natural persons who have voting and investment control of the shares beneficially owned by Investment funds affiliated with Freeman Spogli & Co.

Common Stock, page 82

47.	We note your disclosure that “[a]ll shares of common stock to be outstanding upon completion of this offering will be fully paid and non-assessable.” This statement appears to be a legal conclusion that the company is not qualified to make. Please revise to name legal counsel and provide an appropriate consent or advise.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Response:

In response to the Staff’s comment, the Company has removed the quoted language.

Financial Statements, page F-1

Notes to Consolidated Financial Statements, page F-8

2. Summary of Significant Accounting Policies, page F-9

Accounts and Other Receivables, Net, page F-10

48.	We note from your disclosure on page F-9 that allowance for doubtful accounts is a significant estimate, among other estimates, required to be made by management. In this regard, please disclose your policy for estimating allowance for doubtful accounts and amount recognized for each period presented. Refer to 5-02(4) of Regulation S-X.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page F-10 under Accounts and Other Receivables, Net to indicate that the need for an allowance for doubtful accounts is reviewed on a specific identification basis and is based upon past due balances and the financial strength of the obligor and that bad debt expense was immaterial for the years ended December 25, 2013 and December 26, 2012. The Company has also deleted under Use of Estimates on page F-9 the reference to “allowances for doubtful accounts.”

Restaurant and Franchise Revenue, page F-12

49.	We note from your disclosure on page 40 that company-operating restaurant revenue consists of sales of food and beverage in company-operated restaurants net of promotional allowances. In this regard, please revise the notes to your financial statements to disclose your accounting policy for recognizing promotional allowances. If material, disclose the amounts recognized for each period presented.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 55 and F-12 to indicate that sales are net of sales-related taxes and promotional allowances and it has disclosed the amounts for each of the periods presented.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Gift cards, page F-13

50.	We note that you recognize revenue from gift cards when redeemed by the customer. Please tell us whether you have recognized any unredeemed gift card amounts due to breakage. If so, please revise to disclose your policy for determining and recognizing gift card breakage.

Response:

The Company respectfully advises the Staff that it has not recognized any unredeemed gift card amounts due to breakage.

6. New Credit Agreements, page F-18

51.	We note in conjunction with your 2013 refinancing you recognized a loss from early extinguishment of debt in the amount of $21.4 million during 2013. In this regard, please tell us how the guidance in ASC 470-50-40 was considered in determining concluding the appropriate accounting treatment for the 2013 refinancing was debt extinguishment rather than a modification.

Response:

The Company has evaluated the accounting under both ASC 470-50 and ASC 405-20 and determined that the transaction was within the scope of ASC 405-20. The old loans were paid in full and the creditors in the old debt arrangements were not required to reinvest in the new debt arrangements. This transaction does not fall under ASC 470-50-40 since this is not a refinancing of the debt with the same creditors. Accordingly, upon repayment in full the loans were extinguished in accordance with ASC 405-20-40-1 and the resulting loss on extinguishment recorded for these loans.

12. Stock-Based Compensation, page F-22

52.	We note from your disclosure that the vesting of your outstanding stock options may be accelerated upon the occurrence of an initial public offering as deemed appropriate at the sole discretion of the board. To the extent the board plans to accelerate vesting, please revise your MD&A to disclose the amount of compensation expense you expect to recognize at the time of the initial public offering.

Response:

The Company respectfully advises the Staff that its board of directors has no present intention to accelerate vesting of any stock options, and therefore it does not believe additional disclosures are necessary.

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

15. Related Party Transactions, page F-26

53.	We note from page 24 that after the offering, Trimaran and Freeman Spogli will indirectly beneficially own shares sufficient for majority votes over matters requiring stockholder votes. In this regard, please revise your notes to the financial statements to disclose the control relationship or significant influence over your operations that currently exists and that will continue to exist following the completion of the offering. Refer to the disclosure requirements outlined in ASC 850-10-50.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page F-26 to disclose the control relationship over its operations that currently exists and that will continue to exist following the completion of the offering.

Part II

Item 16. Exhibits and Financial Statement Schedules, page II-3

54.	We note your disclosure on page F-25 that you have employment agreements with five officers. We also note that you intend to file employment agreements as exhibits to your registration statement for three executive officers. Please tell us whether the additional two agreements were also signed with executive officers.

Response:

The Company respectfully advises the Staff that it has employment agreements with only four officers and has revised its disclosure accordingly. In response to the Staff’s comment, the Company intends to file the fourth employment agreement as an exhibit to the Revised Registration Statement.

*  *  *

Mr. John Dana Brown

Securities and Exchange Commission

June 4, 2014

Please do not hesitate to contact the undersigned at (212) 735-4112 with any questions or comments regarding this letter.

Sincerely,

/s/ Richard B. Aftanas
Richard B. Aftanas

cc:	Laurance Roberts, Chief Financial Officer, El Pollo Loco Holdings, Inc.

Marc D. Jaffee, Latham & Watkins LLP

Ian D. Schuman, Latham & Watkins LLP